Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Trust's open tax years	2014	2013	2012	2011